Combined Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 23,589	$ 5,396	$ 51,342	$ 19,867	$ 54,587	$ (36,521)	$ (386)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Provision for deferred income taxes	13,601	3,162	28,764	10,964	31,563	54,903	0
Excess tax benefit from stock-based compensation					(749)	0	0
Asset retirement obligation accretion expense	72	43	176	88	201	98	65
Depreciation, depletion, and amortization	30,973	10,738	70,994	25,553	66,597	26,273	16,104
Amortization of debt issuance costs	458	153	946	318	1,018	494	250
Change in fair value of derivative instruments	3,342	(1,537)	10,810	(5,429)	(5,346)	(2,617)	13,009
Loss from equity investment					0	67	0
Equity based compensation expense	2,190	655	3,318	936	1,752	3,482	544
Gain on sale of assets	(11)	(9)	1,397	(30)	(39)	(37)	(23)
Changes in operating assets and liabilities:
Accounts receivable	(12,490)	(8,393)	(18,584)	(12,185)	(19,973)	(5,036)	(1,547)
Accounts receivable-related party	(995)	3,908	(2,007)	5,110	(532)	6,096	(4,133)
Inventories	(258)	(89)	977	(96)	554	(639)	(872)
Prepaid expenses and other	(311)	(415)	(219)	(1,517)	(271)	(606)	(202)
Accounts payable and accrued liabilities	7,590	3,243	2,076	4,543	20,588	7,151	2,656
Accounts payable and accrued liabilities-related party	296	(108)	0	(74)	(128)	(1,218)	830
Accrued interest			3,415	0
Revenues and royalties payable	3,420	108	6,230	1,750	5,955	105	2,666
Revenues and royalties payable-related party					0	(2,303)	2,037
Net cash provided by operating activities	71,466	16,855	159,706	49,798	155,777	49,692	30,998
Cash flows from investing activities:
Additions to oil and natural gas properties	(84,211)	(50,094)	(206,779)	(102,785)	(278,809)	(90,415)	(58,160)
Additions to oil and natural gas properties-related party	(1,650)	(4,868)	(2,571)	(9,298)	(13,777)	(9,675)	(22,014)
Acquisition of Gulfport properties	0	(18,550)	0	(18,550)	(18,550)	(63,590)	0
Acquisition of mineral interests					(444,083)	0	0
Acquisition of leasehold interests	(312,207)	0	(312,207)	(6,192)	(177,343)	(11,707)	0
Additions to pipeline and gas gathering assets	(532)	0	(1,165)	0	(5,127)	0	0
Purchase of other property and equipment	(595)	(302)	(934)	(1,615)	(2,234)	(1,102)	(7,065)
Proceeds from sale of property and equipment	11	9	11	54	72	48	55
Settlement of non-hedge derivative instruments	0	(289)	0	(289)	(289)	(8,963)	(4,127)
Receipt on derivative margins					0	2,326	4,203
Deconsolidation of Bison					0	0	(10)
Proceeds from sale of membership interest in equity investment					0	0	6,010
Net cash used in investing activities	(399,184)	(74,094)	(523,645)	(138,675)	(940,140)	(183,078)	(81,108)
Cash flows from financing activities:
Proceeds from borrowings on credit facility	127,000	36,500	166,000	49,000	59,000	15,000	40,233
Repayment on credit facility			(130,000)	(49,000)	(49,000)	(100,000)	0
Proceeds from senior notes					450,000	0	0
Proceeds from note payable - related party					0	30,000	0
Payment of note payable - related party					0	(30,050)	0
Debt issuance costs	(82)	0	(1,039)	(72)	(12,361)	(450)	(770)
Public offering costs	(75)	(103)	(946)	(447)	(1,009)	(2,887)	(30)
Proceeds from public offering	208,644	0	347,679	144,936	322,680	237,164	0
Exercise of stock options	1,990	0	3,683	0	3,501	0	0
Excess tax benefits of stock-based compensation					749	0	0
Contributions by members					0	4,008	13,517
Net cash provided by financing activities	337,477	36,397	385,377	144,417	773,560	152,785	52,950
Net increase (decrease) in cash and cash equivalents	9,759	(20,842)	21,438	55,540	(10,803)	19,399	2,840
Cash and cash equivalents at beginning of period	15,555	26,358	15,555	26,358	26,358	6,959	4,119
Cash and cash equivalents at end of period	25,314	5,516	36,993	81,898	15,555	26,358	6,959
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	149	141	11,409	383	404	3,017	2,265
Supplemental disclosure of non-cash transactions:
Asset retirement obligation incurred					226	386	297
Asset retirement obligation incurred	214	62	382	111	226	201	297
Asset retirement obligation, revision in estimated liabilities	588	0	588	0	0	185	0
Asset retirement obligation acquired	1,294	0	1,312	0	471	562	0
Distribution of equity method investments					0	10,504	0
Note payable exchanged for equipment					0	411	0
Change in accrued capital expenditures			6,901	20,645
Common stock issued as a result of the Gulfport transaction					0	138,496	0
Post-closing adjustment payable as a result of the Gulfport transaction					$ 0	$ 18,550	$ 0